Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Granted stock options	479,505
Weighted average exercise price (in Dollars per share)	$ 2.36
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Shares Granted, Value, Share-Based Payment Arrangement, Forfeited (in Dollars)	$ 9,975
Recognized over a vesting period	1-4-years vesting period
Equity Option [Member]
Related Party Transactions [Line Items]
Shares Granted, Value, Share-Based Payment Arrangement, Forfeited (in Dollars)	$ 539
Recognized over a vesting period	1-4-years vesting period
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Granted stock options	479,505	300,750	239,610
Weighted average exercise price (in Dollars per share)	$ 2.36	$ 3.76	$ 6.28
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Granted stock options	871,061	548,849	515,103